SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	9 Months Ended
Sep. 30, 2013
Increase (Decrease) in Due from Related Parties, Total	$ 1,500,000
Proceeds from Related Party Debt	$ 1,139,703